Corporate Information	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Corporate Information
1.	CORPORATE INFORMATION
Banco Macro SA (hereinafter, the Bank), is a stock corporation (
sociedad anónima
), organized in the Argentine Republic, with headquarters at Avenida Madero 1182, Autonomous City of Buenos Aires (CABA, for its acronym in Spanish). Its by-law
expiry date is on March 8, 2066.
The Bank offers traditional banking products and services to companies, including those companies operating in regional economies as well as to individuals, thus strengthening its goal to be a multiservice bank. In addition, through its subsidiaries, the Bank performs transactions as a trustee agent, manager and administrator of mutual funds and renders stock exchange services.
Macro Compañía Financiera SA was created in 1977, as a
non-banking
financial institution. In May 1988, it received the authorization to operate as a commercial bank and it was incorporated as Banco Macro SA. Subsequently, as a result of the merger process with other entities, it adopted other names (among them, Banco Macro Bansud SA) and since August 2006, Banco Macro SA.
The Bank’s shares have been publicly listed on Bolsas y Mercados Argentinos (BYMA) since November 1994; and as from March 24, 2006 they are listed on the New York Stock Exchange (NYSE). Additionally, on October 15, 2015, they were authorized to be listed on the Mercado Abierto Electrónico SA (MAE).
Since 1994, Banco Macro SA’s market strategy was mainly focused on the regional areas outside the City of Buenos Aires. Following this strategy, in 1996, Banco Macro SA started the process to acquire entities and assets and liabilities during the privatization of provincial and other banks.
On May 21, 2019, the Bank acquired 100% of Argenpay SAU for an amount of 100 conformed by 100,000 common, registered shares, with a face value of Ps. 1 each one and entitled to one vote. The main activity of such company is the development of its own network or the incorporation into other networks so that it can operate with individuals or companies, in-person
or remotely, by using information and communication technologies, grant, offer or accept electronic payments online
or
offline
, digital and virtual wallets and
e-commerce
in general. This subsidiary started to develop its principal activities during the fourth quarter of 2019. On November 18, 2020, it was registered in the “Payment services suppliers Registry that offers payment accounts” of the Central Bank of Argentina (BCRA, for its acronym in Spanish) under Nº 33678.
Additionally, on July 17, August 26, and October 15, 2020 the Bank made irrevocable capital contributions in advance of future share subscription to the company Play Digital SA of 16,250, 27,250 and 61,689, respectively. On July 23, August 26, and October 15, 2020, the Extraordinary Shareholders’ Meeting of Play Digital SA accepted the irrevocable capital contributions and gave its approval to the Bank to subscribe 16,250,000, 26,634,046 and 58,017,400 common, registered shares, with a face value of Ps. 1. On December 15, 2020, the Extraordinary Shareholders’ Meeting of Play Digital SA decided a new capital stock increase. Thus, on December 16, 2020 the Bank subscribed new 18,276,059 common, registered shares with a face value of Ps. 1 for an amount of 20,727. As a consequence, the Bank’s interest in Play Digital SA amounted to 9.9545%. Initially, the shareholders’ were Banco de Galicia y Buenos Aires SAU, Banco BBVA Argentina SA, Banco Santander Río SA and Banco Macro SA. Subsequently, other banks were accepted as shareholders together with the abovementioned. Moreover, on March 4, 2021 the Bank made a new irrevocable capital contribution in advance of future share subscription to such company for an amount of 19,505. The company’s purpose is to develop and market a payment solution linked to bank accounts held by financial system users in order to bring significant improvement to their payment experience.
These consolidated financial statements for the year ended December 31, 2020, were authorized for issue by the Management on April 29, 2021. Even when the Shareholders’ Meeting has the power to amend these consolidated financial statements after issuance, in Management opinion it will not happen.